Other assets (Tables)	12 Months Ended
Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

Other assets consist of the following:

		As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Prepaid income taxes	501,230	171,304	2,631
Derivative instruments (Note 21)	61,120	—	—
Security deposit to related party (Note 18)	2,160	2,160	33
Security deposit to others	120,855	156,308	2,401
Land use rights	114,178	113,209	1,739
Prepaid expenses	32,806	—	—
Other	95,872	56,672	870

Total	928,221	499,653	7,674